Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
18. Earnings (Loss) Per Share
The Company recast Historical AON LLC equity as AON Inc. common equity for all periods prior to the Reverse Recapitalization, refer to Note 2. However, as 100% of the net income (loss) of AON LLC prior to the Reverse Recapitalization is attributable to the Legacy AON Shareholders, basic and diluted earnings (loss) per share is zero for years ended December 31, 2022, 2021, and 2020.